Intangible Assets - Schedule of Estimated Amortization Expenses (Details)	Jun. 30, 2025 SGD ($)
Schedule of Estimated Amortization Expenses [Abstract]
For the six months ended December 31, 2025	$ (415,234)
For the years ended December 31, 2026	(682,907)
2027	(597,322)
2028	(490,882)
Total	$ (2,186,345)